Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Net Revenues by Product Segment and by Product Line
Net revenues by reportable segment:

	December 31, 2025	December 31, 2024	December 31, 2023
AM&S	5,085	5,429	6,232
P&D	1,685	2,461	3,098
EMP	3,580	3,853	6,353
RFOC	1,436	1,511	1,587
Total net revenues of reportable segments	11,786	13,254	17,270
Others (1)	14	15	16
Total consolidated net revenues	11,800	13,269	17,286
(1)Net revenues of “Others” include revenues from sales assembly services and other revenues. For the computation of the segments’ internal financial measurements, the Company uses certain internal rules of allocation for the costs not directly chargeable to the segments, including cost of sales, SG&A expenses and a part of R&D expenses. In compliance with the Company’s internal policies, certain costs are not allocated to the segments, but reported in “Others”.

Operating Income by Segment and Reconciliation of Operating Income of Reportable Segments to Total Consolidated Operating Income
Operating income by reportable segment:

	December 31, 2025	December 31, 2024	December 31, 2023
AM&S	623	875	1,491
P&D	(275)	263	706
EMP	536	684	2,307
RFOC	265	379	521
Total operating income of reportable segments	1,149	2,201	5,025
Others (1)	(974)	(525)	(414)
Total consolidated operating income	175	1,676	4,611
(1)Operating income (loss) of “Others” includes items such as unused capacity charges, incidents leading to power outage, impairment, restructuring charges and other related phase-out costs, management reorganization costs, start-up costs, and other unallocated income (expenses) such as: strategic or special research and development programs, certain corporate-level operating expenses, patent claims and litigations, and other costs that are not allocated to reportable segments (e.g. urgent freight costs, changes in fair value measurement on contingent consideration liabilities), as well as operating earnings of other products.
The reconciliation of operating income of reportable segments to the total consolidated operating income is presented in the below table:

	December 31, 2025	December 31, 2024	December 31, 2023
Total operating income of reportable segments	1,149	2,201	5,025
Impairment, restructuring charges and other related phase-out costs	(376)	—	—
Impairment loss on intangible assets acquired through business combinations	—	—	(36)
Start-up costs	(7)	(69)	(134)
Unused capacity charges	(416)	(370)	(120)
Other unallocated manufacturing results	(169)	(63)	(94)
Gain on sale of non-current assets	5	2	4
Cancellation and postponement fees	—	(18)	—
Strategic and other research and development programs and other non-allocated items	(11)	(7)	(34)
Total operating loss Others	(974)	(525)	(414)
Total consolidated operating income	175	1,676	4,611

Net Revenues
Net revenues

	December 31, 2025	December 31, 2024	December 31, 2023
Switzerland	2,948	3,944	5,755
France	112	147	158
Italy	35	34	54
USA	1,520	1,668	2,279
Singapore	6,563	6,808	8,138
Japan	612	657	890
Other countries	10	11	12
Total net revenues	11,800	13,269	17,286

Property, Plant & Equipment
Property, plant and equipment, net

	December 31, 2025	December 31, 2024
The Netherlands	4,073	4,168
France	1,496	1,617
Italy	2,631	2,233
Other European countries	195	162
USA	43	52
Singapore	1,258	1,384
China	671	525
Malaysia	417	464
Other countries	274	272
Total property, plant and equipment, net	11,058	10,877